Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Land and buildings [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	7 years
Land and buildings [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	21 years
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Vehicle [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years